Shareholders' equity	12 Months Ended
Dec. 31, 2021
Disclosure Of Classes Of Share Capital [Abstract]
Shareholders' equity

13. Shareholders’ equity

		in USD ‘000
	Number of common shares	Share capital	Share premium	Total
January 1, 2020	44,423,448	3,499	320,955	324,454
Issuance of shares - EIP 2013	168,641	15	2,065	2,080
Issuance of shares - Underwritten offering	6,964,592	591	19,408	19,999
Issuance of shares - ATM program	5,995,897	469	16,437	16,906
Share issuance costs	-	-	(2,043)	(2,043)
December 31, 2020	57,552,578	4,574	356,822	361,396

		in USD ‘000
	Number of common shares	Share capital	Share premium	Total
January 1, 2021	57,552,578	4,574	356,822	361,396
Issuance of shares - ATM program	15,954,450	1,360	52,327	53,687
Share issuance costs	-	-	(81)	(81)
Exercise of warrants	6,448,240	555	21,562	22,117
December 31, 2021	79,955,268	6,489	430,630	437,119

Share capital and share premium

As of December 31, 2021, the total outstanding share capital of USD 6.5 million, fully paid, consists of 79,955,268 common shares, excluding 5,265,203 treasury shares. As of December 31, 2020, the total outstanding share capital of USD 4.6 million, fully paid, consisted of 57,552,578 common shares, excluding 3,608,291 treasury shares. All shares have a nominal value of 1/13 of a Swiss franc, translated into USD using historical rates at the issuance date.

During the year ended December 31, 2020, the Company sold a total of 5,995,897 treasury shares at an average price of USD 2.82 per share, as part of its ATM program. These multiple daily transactions generated total gross proceeds of USD 16.9 million. Directly related share issuance costs of USD 0.5 million were recorded as a deduction in equity.

In April 2020 and September 2020, the Company issued 3,308,396 and 2,320,266 common shares, respectively, at par value of 1/13 of a Swiss franc per share. The shares were fully subscribed for by a wholly-owned subsidiary of the Company and listed on the SIX Swiss Exchange accordingly. The shares were initially held as treasury shares, hence the operation did not impact the outstanding share capital.

In September 2020, the Company completed an underwritten offering of 6,448,240 units at an effective price of USD 2.869 per unit, with each unit comprised of one common share (or pre-funded warrant) and one 15-month purchase warrant to purchase one common share at an exercise price of USD 3.43 per share. In addition to the securities being sold in the underwritten offering, the Company’s former Chief Executive Officer purchased 516,352 units at an effective price of USD 2.905 per unit, with each unit comprised of one common share and one 15-month purchase warrant to purchase one common share at an exercise price of USD 3.43 per share, in a concurrent private placement. The net proceeds from the offering and the concurrent private placement, including exercise of pre-funded warrants, were USD 20.0 million, after deducting underwriting discounts, commissions and other offering expenses paid by the Company. As of December 31, 2020, none of the 15-month purchase warrants have been exercised.

During the year ended December 31, 2021, the Company sold a total of 15,933,420 treasury shares at an average price of USD 3.28 per share, as part of its ATM program. These multiple daily transactions generated total gross proceeds of USD 53.7 million. Directly related share issuance costs of USD 2.0 million were recorded as a deduction in equity. During the year ended December 31, 2021, 6,448,240 warrants were exercised at an average price of USD 3.43 per share, resulting in proceeds of USD 22.1 million.

Equity incentive plans

In 2021, the Company issued no common shares (2020: 168,641) under its 2013 EIP (see note 20). All shares issued under the 2013 EIP have a nominal value of 1/13 of a Swiss franc, translated into USD using historical rates at the issuance date.

Authorized share capital

The authorized share capital that is not outstanding is as follows:

	As of December 31,
Number of shares	2021	2020
Authorized share capital	40,610,232	17,611,372

Warrants Issued with Securities Purchase Agreement with JGB

On October 12, 2021, in connection with the first tranche from the Securities Purchase Agreement with JGB, the Company issued 1,634,877 warrants to JGB.  The warrants have an exercise price of $3.67 per share.  The Company determined the fair value of the warrants on October 12, 2021 using the Black Scholes model by using a risk-free interest rate of 0.64%, an expected term of 3 years, and an implied volatility of 98.5%.  The fair value was calculated to be approximately USD 2.6 million on October 12, 2021.  This valuation is considered to be Level 2 in the fair value hierarchy.  The Company allocated the transaction fees associated with the Securities Purchase Agreement based on the debt balance and the fair value of the warrant liability on October 12, 2021.  The allocation of the transaction fees associated with the warrant liability was USD 0.2 million and was recorded as a period cost and included in finance expense on the statements of comprehensive loss.

Because the warrants were not exercisable until its affiliated registration statement was declared effective, the Company had to revalue the warrant liability on the date of the effective date of the registration statement which was November 22, 2021.  The Company revalued the fair value of the warrants on November 22, 2021 using the Black Scholes model by using a risk-free interest rate of 0.95%, an expected term of 3 years, and an implied volatility of 98.2%.  The fair value was calculated to be approximately USD 1.8 million on November 22, 2021.   The resulting difference in fair values between October 12, 2021 and November 22, 2021 of USD 0.8 million is recorded as a period cost and is included in finance income on the statements of comprehensive loss.